Consolidated income statements - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Operating revenues	$ 24,409	$ 24,673
Operating costs	(13,820)	(14,256)
Severance, acquisition and other costs	(454)	(200)
Depreciation	(3,758)	(3,745)
Amortization	(1,283)	(1,173)
Finance costs
Interest expense	(1,713)	(1,475)
Net return on post-employment benefit plans	66	108
Impairment of assets	(2,190)	(143)
Other expense	(305)	(466)
Income taxes	(577)	(996)
Net earnings	375	2,327
Net earnings attributable to:
Common shareholders	163	2,076
Preferred shareholders	181	187
Non-controlling interest	31	64
Net earnings	$ 375	$ 2,327
Net earnings per common share - basic (in cad per share)	$ 0.18	$ 2.28
Net earnings per common share - diluted (in cad per share)	$ 0.18	$ 2.28
Weighted average number of common shares outstanding - basic (millions) (in shares)	912.3	912.2